Consolidated Balance Sheet Unaudited - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 43,390	£ 48,139
Financial assets at fair value through profit or loss:
Derivative financial instruments	2,271	1,681
Other financial assets at fair value through profit or loss	155	185
Financial assets at amortised cost:
Loans and advances to customers	217,012	210,094
Loans and advances to banks	793	1,169
Repurchase agreements – non trading	8,793	12,683
Other financial assets at amortised cost	156	506
Financial assets at fair value through other comprehensive income	4,913	5,851
Interests in other entities	234	201
Intangible assets	1,538	1,545
Property, plant and equipment	1,490	1,548
Current tax assets	430	347
Retirement benefit assets	2,011	1,572
Other assets	1,082	1,577
Assets held for sale	49	0
Total assets	284,317	287,098
Financial liabilities at fair value through profit or loss:
Derivative financial instruments	720	777
Other financial liabilities at fair value through profit or loss	827	803
Financial liabilities at amortised cost:
Deposits by customers	189,729	192,926
Deposits by banks	35,182	33,855
Repurchase agreements – non trading	6,910	11,718
Debt securities in issue	29,521	25,520
Subordinated liabilities	2,335	2,228
Other liabilities	2,636	2,189
Provisions	363	364
Deferred tax liabilities	392	579
Retirement benefit obligations	29	37
Total liabilities	268,644	270,996
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	1,956	2,191
Retained earnings	5,646	5,053
Other reserves	(654)	133
Total shareholders’ equity	15,673	16,102
Total equity	15,673	16,102
Total liabilities and equity	£ 284,317	£ 287,098